(17) DEBENTURES (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Statement Line Items [Line Items]
Noncurrent	R$ 7,402,450	R$ 11,023,685
Borrowing costs - current and noncurrent	(7,580)	(7,346)
Borrowing costs - current	(8,745)	(8,545)
Borrowing costs - noncurrent	(60,546)	(51,684)
Borrowing costs	(76,870)	(67,575)
Total interest - Current and Noncurrent	190,489	334,333
Total current	1,512,584	1,242,092
Total noncurrent	7,473,454	7,423,518
Total	R$ 9,176,526	8,999,945
5th Issue [Member]
Statement Line Items [Line Items]
Issue	Single series
Companhia Paulista de Forca e Luz ("CPFL Paulista") [Member]
Statement Line Items [Line Items]
Current and noncurrent interest	R$ 22,890	75,992
Current	126,250	198,000
Noncurrent	1,083,681	967,000
Total	R$ 1,232,821	1,240,992
Companhia Paulista de Forca e Luz ("CPFL Paulista") [Member] | 6th Issue [Member]
Statement Line Items [Line Items]
Issue	Single series
Current and noncurrent interest	R$ 0	47,079
Current	0	198,000
Noncurrent	0	462,000
Total	R$ 0	707,079
Companhia Paulista de Forca e Luz ("CPFL Paulista") [Member] | 7th Issue [Member]
Statement Line Items [Line Items]
Issue	Single series
Current and noncurrent interest	R$ 17,134	28,913
Current	126,250	0
Noncurrent	378,750	505,000
Total	R$ 522,134	533,913
Companhia Paulista de Forca e Luz ("CPFL Paulista") [Member] | 8th Issue [Member]
Statement Line Items [Line Items]
Issue	1st series
Current and noncurrent interest	R$ 1,669	0
Current	0	0
Noncurrent	215,310	0
Total	R$ 216,980	0
Companhia Paulista de Forca e Luz ("CPFL Paulista") [Member] | 8th Issue [Member]
Statement Line Items [Line Items]
Issue	2nd series
Current and noncurrent interest	R$ 2,925	0
Current	0	0
Noncurrent	358,224	0
Total	R$ 361,149	0
Companhia Paulista de Forca e Luz ("CPFL Paulista") [Member] | 8th Issue [Member]
Statement Line Items [Line Items]
Issue	3rd series
Current and noncurrent interest	R$ 1,161	0
Current	0	0
Noncurrent	131,397	0
Total	132,558	0
Companhia Piratininga de Forca e Luz ("CPFL Piratininga") [Member]
Statement Line Items [Line Items]
Current and noncurrent interest	18,766	21,301
Current	58,750	33,000
Noncurrent	527,375	312,000
Total	R$ 604,891	366,301
Companhia Piratininga de Forca e Luz ("CPFL Piratininga") [Member] | 6th Issue [Member]
Statement Line Items [Line Items]
Issue	Single series
Current and noncurrent interest	R$ 1,950	7,846
Current	0	33,000
Noncurrent	44,000	77,000
Total	R$ 45,950	117,846
Companhia Piratininga de Forca e Luz ("CPFL Piratininga") [Member] | 7th Issue [Member]
Statement Line Items [Line Items]
Issue	Single series
Current and noncurrent interest	R$ 7,973	13,455
Current	58,750	0
Noncurrent	176,250	235,000
Total	R$ 242,973	248,455
Companhia Piratininga de Forca e Luz ("CPFL Piratininga") [Member] | 8th Issue [Member]
Statement Line Items [Line Items]
Issue	2nd series
Current and noncurrent interest	R$ 7,669	0
Current	0	0
Noncurrent	246,000	0
Total	R$ 253,669	0
Companhia Piratininga de Forca e Luz ("CPFL Piratininga") [Member] | 8th Issue [Member]
Statement Line Items [Line Items]
Issue	1st series
Current and noncurrent interest	R$ 1,174	0
Current	0	0
Noncurrent	61,125	0
Total	62,299	0
RGE Sul Distribuidora de Energia S.A. ("RGE Sul") [Member]
Statement Line Items [Line Items]
Current and noncurrent interest	16,974	32,058
Current	0	0
Noncurrent	1,320,000	1,100,000
Total	R$ 1,336,974	1,132,058
RGE Sul Distribuidora de Energia S.A. ("RGE Sul") [Member] | 6th Issue [Member]
Statement Line Items [Line Items]
Issue	Single series
Current and noncurrent interest	R$ 312	0
Current	0	0
Noncurrent	220,000	0
Total	R$ 220,312	0
RGE Sul Distribuidora de Energia S.A. ("RGE Sul") [Member] | 4th Issue [Member]
Statement Line Items [Line Items]
Issue	Single series
Current and noncurrent interest	R$ 16,662	32,058
Current	0	0
Noncurrent	1,100,000	1,100,000
Total	R$ 1,116,662	1,132,058
Companhia Luz e Forca Santa Cruz ("CPFL Santa Cruz") [Member] | 1st Issue [Member]
Statement Line Items [Line Items]
Issue	Single series
Current and noncurrent interest	R$ 0	550
Current	0	32,500
Noncurrent	0	32,500
Total	R$ 0	65,550
CPFL Comercializacao Brasil S.A. ("CPFL Brasil") [Member] | 3rd Issue [Member]
Statement Line Items [Line Items]
Issue	Single series
Current and noncurrent interest	R$ 6,059	11,657
Current	0	0
Noncurrent	400,000	400,000
Total	406,059	411,657
CPFL Geracao de Energia S.A. ("CPFL Geracao") [Member]
Statement Line Items [Line Items]
Current and noncurrent interest	29,966	56,470
Current	699,318	546,000
Noncurrent	1,081,259	1,776,798
Total	R$ 1,810,543	2,379,268
CPFL Geracao de Energia S.A. ("CPFL Geracao") [Member] | 6th Issue [Member]
Statement Line Items [Line Items]
Issue	Single series
Current and noncurrent interest	R$ 13,671	23,228
Current	153,318	0
Noncurrent	306,682	460,000
Total	R$ 473,671	483,228
CPFL Geracao de Energia S.A. ("CPFL Geracao") [Member] | 7th Issue [Member]
Statement Line Items [Line Items]
Issue	Single series
Current and noncurrent interest	R$ 8,978	16,379
Current	0	0
Noncurrent	635,000	635,000
Total	R$ 643,978	651,379
CPFL Geracao de Energia S.A. ("CPFL Geracao") [Member] | 5th Issue [Member]
Statement Line Items [Line Items]
Issue	Single series
Current and noncurrent interest	R$ 3,366	12,969
Current	546,000	546,000
Noncurrent	0	546,000
Total	R$ 549,366	1,104,969
CPFL Geracao de Energia S.A. ("CPFL Geracao") [Member] | 8th Issue [Member]
Statement Line Items [Line Items]
Issue	Single series
Current and noncurrent interest	R$ 3,401	3,369
Current	0	0
Noncurrent	87,905	85,520
Total	R$ 91,306	88,889
CPFL Geracao de Energia S.A. ("CPFL Geracao") [Member] | 9th Issue [Member]
Statement Line Items [Line Items]
Issue	Single series
Current and noncurrent interest	R$ 550	524
Current	0	0
Noncurrent	51,672	50,278
Total	52,221	50,802
CPFL Energias Renovaveis S.A. ("CPFL Renovaveis") [Member]
Statement Line Items [Line Items]
Current and noncurrent interest	75,141	80,183
Current	456,011	291,138
Noncurrent	1,801,612	1,746,905
Total	R$ 2,332,764	2,118,226
CPFL Energias Renovaveis S.A. ("CPFL Renovaveis") [Member] | 7th Issue [Member]
Statement Line Items [Line Items]
Issue	Single series
Current and noncurrent interest	R$ 6,244	0
Current	0	0
Noncurrent	253,529	0
Total	R$ 259,773	0
CPFL Energias Renovaveis S.A. ("CPFL Renovaveis") [Member] | 4th Issue [Member]
Statement Line Items [Line Items]
Issue	1st series
Current and noncurrent interest	R$ 4,534	7,925
Current	0	0
Noncurrent	200,000	200,000
Total	R$ 204,534	207,925
CPFL Energias Renovaveis S.A. ("CPFL Renovaveis") [Member] | 1st Issue [Member]
Statement Line Items [Line Items]
Issue	Single series
Current and noncurrent interest	R$ 5,531	11,486
Current	60,000	30,000
Noncurrent	210,000	270,000
Total	R$ 275,531	311,486
CPFL Energias Renovaveis S.A. ("CPFL Renovaveis") [Member] | 3rd Issue [Member]
Statement Line Items [Line Items]
Issue	Single series
Current and noncurrent interest	R$ 2,169	4,444
Current	98,657	0
Noncurrent	197,343	296,000
Total	R$ 298,169	300,444
CPFL Energias Renovaveis S.A. ("CPFL Renovaveis") [Member] | 5th Issue [Member]
Statement Line Items [Line Items]
Issue	Single series
Current and noncurrent interest	R$ 9,716	0
Current	12,000	0
Noncurrent	88,000	0
Total	R$ 109,716	0
CPFL Energias Renovaveis S.A. ("CPFL Renovaveis") [Member] | 1st Issue - SIIF [Member]
Statement Line Items [Line Items]
Issue	1st to 12th series
Current and noncurrent interest	R$ 762	762
Current	44,968	41,938
Noncurrent	449,678	461,314
Total	R$ 495,408	504,014
CPFL Energias Renovaveis S.A. ("CPFL Renovaveis") [Member] | 1st Issue - PCH Holding 2 [Member]
Statement Line Items [Line Items]
Issue	Single series
Current and noncurrent interest	R$ 260	644
Current	8,701	8,700
Noncurrent	123,391	132,091
Total	R$ 132,352	141,435
CPFL Energias Renovaveis S.A. ("CPFL Renovaveis") [Member] | 2nd Issue [Member]
Statement Line Items [Line Items]
Issue	Single series
Current and noncurrent interest	R$ 5,531	11,486
Current	60,000	30,000
Noncurrent	210,000	270,000
Total	R$ 275,531	311,486
CPFL Energias Renovaveis S.A. ("CPFL Renovaveis") [Member] | 1st Issue - Dobreve [Member]
Statement Line Items [Line Items]
Issue	Single series
Current and noncurrent interest	R$ 0	425
Current	0	17,500
Noncurrent	0	0
Total	R$ 0	17,925
CPFL Energias Renovaveis S.A. ("CPFL Renovaveis") [Member] | 2nd Issue - Dobreve
Statement Line Items [Line Items]
Issue	Single series
Current and noncurrent interest	R$ 39,857	29,153
Current	43,329	0
Noncurrent	21,671	65,000
Total	R$ 104,857	94,153
CPFL Energias Renovaveis S.A. ("CPFL Renovaveis") [Member] | 1st Issue - Pedra Cheirosa I [Member]
Statement Line Items [Line Items]
Issue	Single series
Current and noncurrent interest	R$ 1,617	6,675
Current	64,653	52,200
Noncurrent	0	0
Total	R$ 66,270	58,875
CPFL Energias Renovaveis S.A. ("CPFL Renovaveis") [Member] | 1st Issue - Pedra Cheirosa II [Member]
Statement Line Items [Line Items]
Issue	Single series
Current and noncurrent interest	R$ 1,481	6,114
Current	59,203	47,800
Noncurrent	0	0
Total	R$ 60,684	53,914
CPFL Energias Renovaveis S.A. ("CPFL Renovaveis") [Member] | 1st Issue - Boa Vista II [Member]
Statement Line Items [Line Items]
Issue	Single series
Current and noncurrent interest	R$ 0	6,395
Current	0	50,000
Noncurrent	0	0
Total	0	56,395
Rio Grande Energia S.A. ("RGE") [Member]
Statement Line Items [Line Items]
Current and noncurrent interest	25,017	45,399
Current	42,500	150,000
Noncurrent	710,073	520,000
Total	R$ 777,590	715,399
Rio Grande Energia S.A. ("RGE") [Member] | 6th Issue [Member]
Statement Line Items [Line Items]
Issue	Single series
Current and noncurrent interest	R$ 8,864	35,666
Current	0	150,000
Noncurrent	200,000	350,000
Total	R$ 208,864	535,666
Rio Grande Energia S.A. ("RGE") [Member] | 7th Issue [Member]
Statement Line Items [Line Items]
Issue	Single series
Current and noncurrent interest	R$ 5,768	9,733
Current	42,500	0
Noncurrent	127,500	170,000
Total	R$ 175,768	179,733
Rio Grande Energia S.A. ("RGE") [Member] | 8th Issue [Member]
Statement Line Items [Line Items]
Issue	2nd series
Current and noncurrent interest	R$ 7,812	0
Current	0	0
Noncurrent	250,000	0
Total	R$ 257,812	0
Rio Grande Energia S.A. ("RGE") [Member] | 8th Issue [Member]
Statement Line Items [Line Items]
Issue	1st series
Current and noncurrent interest	R$ 2,573	0
Current	0	0
Noncurrent	132,573	0
Total	R$ 135,146	0
Companhia Jaguari de Energia ("CPFL Jaguari") [Member] | 1st Issue [Member]
Statement Line Items [Line Items]
Issue	Single series
Current and noncurrent interest	R$ 135	0
Current	32,500	0
Noncurrent	0	0
Total	R$ 32,635	0
CPFL Energia S.A. ("CPFL Energia") [Member] | 5th Issue [Member]
Statement Line Items [Line Items]
Issue	Single series
Current and noncurrent interest	R$ 2,817	18,069
Current	0	0
Noncurrent	186,000	620,000
Total	188,817	638,069
CERAN - Companhia Energetica Rio das Antas ("CERAN") [Member]
Statement Line Items [Line Items]
Current and noncurrent interest	302	0
Current	106,000	0
Noncurrent	424,000	0
Total	R$ 530,302	0
CERAN - Companhia Energetica Rio das Antas ("CERAN") [Member] | 1st Issue [Member]
Statement Line Items [Line Items]
Issue	1st series
Current and noncurrent interest	R$ 181	0
Current	106,000	0
Noncurrent	212,000	0
Total	R$ 318,181	0
CERAN - Companhia Energetica Rio das Antas ("CERAN") [Member] | 1st Issue - SIIF [Member]
Statement Line Items [Line Items]
Issue	2nd series
Current and noncurrent interest	R$ 121	0
Current	0	0
Noncurrent	212,000	0
Total	R$ 212,121	R$ 0